As filed with the U.S. Securities and Exchange Commission
on August 19, 2015
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 266 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 269  ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
623 Fifth Ave, 15th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama Global X Management Company LLC 623 Fifth Ave, 15th floor New York, NY 10022 (Name and Address of Agent for Service)
With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	K&L Gates LLP
623 Fifth Ave, 15th floor	1601 K Street, NW
New York, NY 10022	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)
❑ immediately upon filing pursuant to paragraph (b)
☑ on September 18, 2015 pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 266 to the Registration Statement of Global X Funds (the “Trust”) incorporates by reference Parts A, B and C of the Trust’s Post-Effective Amendment No. 146, which was filed with the Securities and Exchange Commission on June 5, 2014. This Post-Effective Amendment No. 266 is filed solely for the purpose of designating September 18, 2015 as the new effective date of Post-Effective Amendment No. 146, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1940 Act. The effectiveness of the Registration Statement was delayed in Post-Effective Amendment No. 261 on July 21, 2015, Post-Effective Amendment No. 251 on June 18, 2015, Post-Effective Amendment No. 241 on May 21, 2015, Post-Effective Amendment No. 234 on April 30, 2015, Post-Effective Amendment No. 227 on April 1, 2015, Post-Effective Amendment No. 215 on March 5, 2015, Post-Effective Amendment No. 208 on February 5, 2015, Post-Effective Amendment No. 203 on January 13, 2015, Post-Effective Amendment No. 198 on December 18, 2014, Post-Effective Amendment No. 191 on November 20, 2014, Post-Effective Amendment No. 183 on October 23, 2014, Post-Effective Amendment No. 171 on September 24, 2014, Post-Effective Amendment No. 165 on August 28, 2014, Post-Effective Amendment No. 159 on August 15, 2014. This Amendment does not affect the currently effective prospectuses and statement of additional information for series of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 266 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 19th day of August, 2015.

Global X Funds

By: /s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer), Trustee, Treasurer, Principal Accounting Officer and Chief Financial Officer	August 19, 2015
Bruno del Ama

/s/ Jose C. Gonzalez	Chief Operating Officer	August 19, 2015
Jose C. Gonzalez

*	Trustee
Sanjay Ram Bharwani		August 19, 2015

*	Trustee
Scott R. Chichester		August 19, 2015

*	Trustee
Kartik Kiran Shah		August 19, 2015

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney